Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 24, 2023	Sep. 25, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total For CEO (1)	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)	Net Income (loss) (4)
2023	1,325,451	778,260	672,387	401,532	46.30	(2,733,000)
2022	2,331,835	1,547,983	1,084,477	644,257	71.70	97,000

Named Executive Officers, Footnote	The CEO in 2023 and 2022 was Mr. Mowbray.Non-CEO NEOs in 2023 were Messrs. Millage and Bekke.
PEO Total Compensation Amount	$ 1,325,451	$ 2,331,835
PEO Actually Paid Compensation Amount	$ 778,260	1,547,983
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table.

	CEO		Non-CEO NEOs
	2023	2022	2023	2022
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,325,451	2,331,835	672,387	1,084,477
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(268,050)	(400,000)	(127,500)	(250,000)
Increase (decrease) for Fair Value of Awards Granted during year that Remain Unvested as of Year End	(103,200)	(173,277)	(49,089)	(108,303)
Increase (decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(170,541)	(235,550)	(93,105)	(84,859)
Increase (decrease) for Change in Fair Value from Prior-year to Vesting Date of Awards Granted Prior to year that Vested during year	(5,400)	24,975	(1,161)	2,942
Compensation Actually Paid (“CAP”)	778,260	1,547,983	401,532	644,257

Non-PEO NEO Average Total Compensation Amount	$ 672,387	1,084,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ 401,532	644,257
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid in the above table.

	CEO		Non-CEO NEOs
	2023	2022	2023	2022
Total Compensation as reported in the Summary Compensation Table (“SCT”)	1,325,451	2,331,835	672,387	1,084,477
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(268,050)	(400,000)	(127,500)	(250,000)
Increase (decrease) for Fair Value of Awards Granted during year that Remain Unvested as of Year End	(103,200)	(173,277)	(49,089)	(108,303)
Increase (decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(170,541)	(235,550)	(93,105)	(84,859)
Increase (decrease) for Change in Fair Value from Prior-year to Vesting Date of Awards Granted Prior to year that Vested during year	(5,400)	24,975	(1,161)	2,942
Compensation Actually Paid (“CAP”)	778,260	1,547,983	401,532	644,257

Compensation Actually Paid vs. Total Shareholder Return	The graph below shows the relationship between CAP and the Company’s total shareholder return.
Compensation Actually Paid vs. Net Income	The graph below shows the relationship between CAP and the Company’s net income (loss).
Total Shareholder Return Amount	$ 46.30	71.70
Net Income (Loss)	$ (2,733,000)	97,000
PEO Name	Mr. Mowbray
Additional 402(v) Disclosure	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO and Non-CEO NEO’s.The amounts reported in this column represent net income (loss) reflected in the Company’s audited financial statements for the applicable year.
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (268,050)	(400,000)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,200)	(173,277)
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,541)	(235,550)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,400)	24,975
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,500)	(250,000)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,089)	(108,303)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,105)	(84,859)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,161)	$ 2,942